Purchases and other expenses - Restructuring and integration costs - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Restructuring and integration provision - opening balance	€ 389	€ 377	€ 375
Additions with impact on income statement	97	162	150
Reversals releases with impact on income statement	(13)	(15)	(34)
Utilizations without impact on income statement	(124)	(143)	(133)
Translation adjustment	1	(1)	(1)
Reclassifications and other items	(135)	9	20
Reclassification to assets held for sale	0	0	0
Restructuring and integration provision - closing balance	€ 216	€ 389	€ 377